CONTINUANCE OF OPERATIONS - GOING CONCERN (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Continuance Of Operations[Abstract]
Net income (loss) attributable to Xtra-Gold Resources Corp.	$ 631,767	$ 835,976	$ 1,860,249
Deficit accumulated	$ 21,345,398	$ 21,977,165	$ 22,813,141